EQUITY-BASED COMPENSATION - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares
Outstanding, beginning balance (shares)	11,164	13,391
Granted (shares)	21,125	0
Exercised (shares)	0	0
Forfeited (shares)	(735)	(2,227)
Expired (shares)	0	0
Outstanding, ending balance (shares)	31,554	11,164	13,391
Exercisable (shares)	9,435	8,448
Weighted-Average Exercise Price
Beginning balance (in usd per share)	$ 190.00	$ 189.00
Granted (in usd per share)	3.02	0
Exercised (in usd per share)		0
Forfeited (in usd per share)		0
Expired (in usd per share)		0
Ending balance (in usd per share)	66.75	190.00	$ 189.00
Exercisable (in usd per share)	$ 203.06	$ 212.00
Weighted-Average Remaining Contractual Term (in years)
Outstanding, weighted-average remaining contractual term	8 years 2 months 12 days	7 years 3 months 3 days	8 years 3 months 14 days
Exercisable, weighted-average remaining contractual term	6 years 2 months 1 day	7 years 1 month 17 days